Capitalized Commission Assets - Schedule of Capitalized Commission Assets (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Capitalized Commission Assets [Abstract]
Cost	R 905,380	R 702,540
Accumulated amortization	(411,328)	(328,019)
Carrying value	R 494,052	R 374,521